Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.20%)	2.71%	2.04%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(4.06%)	0.94%	0.94%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.30%)	1.57%	1.24%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.99%	3.15%	1.89%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		3.95%	4.18%	2.91%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		3.89%	4.19%	2.92%
MSCI World Index* reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.79%	12.80%	8.60%
Bloomberg Global Aggregate Index (Hedged)* reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.15%	1.40%	2.41%
FTSE World Government Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		5.18%	(1.39%)	(0.31%)
FTSE Three-Month U.S. Treasury Bill Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		5.26%	1.91%	1.26%
Hybrid Index (60% MSCI World Index and 40% FTSE World Government Bond Index) reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		16.10%	7.22%	5.19%

[1]	In accordance with regulatory changes requiring the fund's primary benchmark to represent the overall applicable market, the fund's primary benchmark changed effective September 1, 2024.